Cover - shares	12 Months Ended
	Dec. 31, 2023	Mar. 28, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-275972
Entity Registrant Name	Logistic Properties of the Americas
Entity Central Index Key	0001997711
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
Title of 12(b) Security	Ordinary Shares, par value $.0001 per share
Trading Symbol	LPA
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		31,709,747
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte & Touche, S.A
Auditor Location	San José, Costa Rica
Auditor Firm ID	1108
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Plaza Tempo, Edificio B
Entity Address, Address Line Two	Oficina B1, Piso 2
Entity Address, Address Line Three	San Rafael de Escazú
Entity Address, City or Town	San José
Entity Address, Country	CR
City Area Code	+506
Local Phone Number	2204 7020
Contact Personnel Name	Esteban Saldarriaga